Leases liabilities (Details 5) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	R$ 315,117
Interest expense on lease liabilities	(75,377)
Leases payable - non-current	239,740
Later than one year and not later than two years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	94,902
Later than two years and not later than three years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	88,365
Later than three years and not later than four years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	81,097
Later than four years and not later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	R$ 50,753